Warrants (Tables)	3 Months Ended	12 Months Ended
	Aug. 31, 2025	May 31, 2025
Warrants
Schedule of warrant activity

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except for share data and years)	shares	exercise price	life in years	value
Warrants outstanding at May 31, 2025	213,128	$0.27	3.71	$27,923
Granted	—	$—
Exercised	(33)	$0.09		7
Forfeited, expired, and cancelled	(105)	$3.07
Warrants outstanding at August 31, 2025	212,990	$0.26	3.46	$18,990
Warrants outstanding and exercisable at August 31, 2025	212,990	$0.26	3.46	$18,990

			Weighted
			average
		Weighted	remaining	Aggregate
	Number of	average	contractual	intrinsic
(in thousands, except for exercise price and years)	shares	exercise price	life in years	value
Warrants outstanding at May 31, 2023	259,910	$0.37	4.57	$7,276
Granted	115,582	$0.28
Exercised	(3,000)	$0.10		$480
Forfeited, expired, and cancelled	(11,047)	$0.63
Warrants outstanding at May 31, 2024	361,445	$0.34	4.21	$2,697
Granted	—	$—
Exercised	(140,106)	$0.09		$7,615
Forfeited, expired, and cancelled	(8,211)	$0.56
Warrants outstanding at May 31, 2025	213,128	$0.27	3.71	$27,923
Warrants outstanding and exercisable at May 31, 2025	213,128	$0.27	3.71	$27,923